WARRANTS	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Warrants and Rights Note Disclosure [Abstract]
Shareholders Equity And Share Based Payments Stock Warrant [Text Block]
12.	WARRANTS

The following is a continuity schedule of the Company’s common share purchase warrants:

	Number of Warrants	Weighted-Average Exercise Price ($)
Outstanding and exercisable, March 31, 2015	10,823,450	1.35
Issued	7,225,625	1.35
Exercised	(148,787)	(0.80)
Outstanding and exercisable, March 31, 2016	17,900,288	1.35
Exercised	(262,045)	(0.80)
Outstanding and exercisable, March 31, 2017	17,638,243	1.35
Exercised	(5,000,172)	0.25
Issued in connection with anti-dilution provision connected to warrant transaction	83,752	0.749
Issued in connection with anti-dilution provision connected to warrant transaction	941,191	1.2933
Issued in connection to the warrant transaction to the broker	400,014	0.25
Issued in connection with the conversion of loans and interest into common shares	16,006,322	0.0625
Issued in connection with the conversion of loans and interest into common shares	2,348,587	0.60
Issued in connection with anti-dilution provision connected to warrant transaction	20,458,058	0.4868
Issued in connection with anti-dilution provision connected to warrant transaction	2,019,583	0.2952
Outstanding at June 30, 2018 and March 31, 2018	54,895,578	0.3546

During the year ended March 31, 2018, the Company consummated an offer to amend and exercise its outstanding warrants, enabling the holders of the warrants to exercise such warrants for $0.25 per share. The Company received net proceeds of $1,125,038. The Company also converted loans and interest due.

Due to an anti-dilution clause in the warrant agreement for such outstanding warrants, an additional 83,752 warrants were issued to the $0.80 warrant holders and 941,191 warrants were issued to the $1.40 warrant holders. Furthermore, as a result of the anti-dilution clause, the exercise price of the warrants changed from $0.80 to $0.7490 and from $1.40 to $1.2933.

Due to the anti-dilution clause in the warrant agreements for such outstanding warrants, an additional 2,019,583 warrants were issued to the $0.7499 warrant holders and 20,458,058 warrants were issued to the $1.2933 warrant holders. Furthermore, as a result of the anti-dilution clause, the exercise price of the warrants changed from $0.749 to $0.2952 and from $1.2933 to $0.4868 as a result of the loan and interest conversion for shares that have been issued at March 31, 2018 and shares that were issued on June 12, 2018.

The Company measured the effects of the above two transactions, which triggered anti-dilution clause using the binomial tree model and recorded a loss of $74,086 against the deficit for the year ended March 31, 2018.

The Company issued 400,014 warrants at $0.25 for four years expiring June 27, 2020 to the firm who facilitated the warrant offer.

The Company issued 2,348,587 warrants at $0.60 which expire in 5 years on March 31, 2023 and 16,006,322 warrants at $0.0625 which also expire March 31, 2023 in connection with the loan and interest conversion transaction.

Common share purchase warrants

The following is a summary of common share purchase warrants as of June 30, 2018:

Exercise Price ($)	Number of Warrants	Expiry Date
0.60	2,348,587	March 31, 2023
0.4868	15,603,103	February 26, 2019
0.4868	3,265,093	March 27, 2019
0.4868	871,813	March 31, 2019
0.4868	6,759,081	April 21, 2019
0.4868	3,191,037	May 27,2019
0.4868	3,117,199	June 30, 2019
0.2952	3,333,328	February 26, 2019
0.25	400,014	June 27, 2020
0.0625	9,603,842	August 14, 2022
0.0625	6,402,481	March 31, 2022
	54,895,578

The weighted-average remaining contractual term of the outstanding warrants was 2.01 (March 31, 2018 – 2.27).

The exercise price and number of underlying shares with respect the $0.4868 and $0.2952 warrants are expected to be further adjusted pursuant to the anti-dilution provisions therein, as a result of any further common share issuances.

12.	WARRANTS

The following is a continuity schedule of the Company’s common share purchase warrants:

	Number of Warrants	Weighted-Average Exercise Price ($)
Outstanding and exercisable, March 31, 2015	10,823,450	1.35
Issued	7,225,625	1.35
Exercised	(148,787)	(0.80)
Outstanding and exercisable, March 31, 2016	17,900,288	1.35
Exercised	(262,045)	(0.80)
Outstanding and exercisable, March 31, 2017	17,638,243	1.35
Exercised	(5,000,172)	0.25
Issued in connection with anti-dilution provision connected warrant transaction	83,752	0.749
Issued in connection with anti-dilution provision connected warrant transaction	941,191	1.2933
Issued in connection to the warrant transaction to the broker	400,014	0.25
Issued in connection with conversion of loans and interest into common shares	16,006,322	0.0625
Issued in connection with conversion of loans and interest into common shares	2,348,587	0.60
Issued in connection with anti-dilution provision connected with issuance of common shares	20,458,058	0.4868
Issued in connection with anti-dilution provision connected with issuance of common shares	2,019,583	0.2952
Outstanding and exercisable, March 31, 2018	54,895,578	$0.3546

During the year ended March 31, 2018, the Company consummated an offer to amend and exercise its then outstanding warrants, enabling the holders of the warrants to exercise such warrants for $0.25 per share. The Company received net proceeds of $1,125,038. The Company also converted loans and interest due.

Due to an anti-dilution clause in the warrant agreements for such outstanding warrants an additional 83,752 warrants were issued to the $0.80 warrant holders and 941,191 warrants were issued to the $1.40 warrant holders. Furthermore, as a result of the anti-dilution clause, the exercise price of the warrants changed from $0.80 to $0.749 and from $1.40 to $1.2933, as a result of this warrant transaction.

Due to an anti-dilution clause in the warrant agreements for such outstanding warrants an additional 2,019,583 warrants were issued to the $0.749 warrant holders and 20,458,058 warrants were issued to the $1.2933 warrant holders. Furthermore, as a result of the anti-dilution clause, the exercise price of the warrants changed from $0.749 to $0.2952 and from $1.2933 to $0.4868 as a result of loan and interest conversion transaction for shares that have been issued and shares that will be issued.

The Company measured the effects of the two above transactions, which triggered anti-dilution clause using the binomial tree model and recorded a loss of $74,086 against deficit.

The Company issued 400,014 warrants exercisable at $0.25 for four years expiring June 27, 2020 to the firm who facilitated the warrant offer.

The Company issued 2,348,587 warrants at $0.60 which expire in 5 years on March 31, 2023 and 16,006,322 warrants at $0.0625 which also expire March 31, 2023 in connection with the loan and interest conversion transaction.

During the year ended March 31, 2017, a warrant holder exercised 262,045 warrants on a cashless basis based on the terms of the warrant agreement and received 51,249 shares of common stock.

Common share purchase warrants

The following is a summary of common share purchase warrants outstanding after the warrant offer to amend and exercise the additional warrant issue and the re-pricing of the warrants as of March 31, 2018.

Exercise Price ($)	Number of Warrants	Expiry Date
0.60	2,348,587	March 31, 2023
0.4868	15,603,103	February 26, 2019
0.4868	3,265,093	March 27, 2019
0.4868	871,813	March 31, 2019
0.4868	6,759,081	April 21, 2019
0.4868	3,191,037	May 27, 2019
0.4868	3,117,199	June 30, 2019
0.2952	3,333,328	February 26, 2019
0.25	400,014	June 27, 2020
0.0625	9,603,842	August 14, 2022
0.0625	6,402,481	March 31, 2022
	54,895,578

The weighted-average remaining contractual term of the outstanding warrants was 2.27 (March 31, 2017 – 1.77).

The exercise price and number of underlying shares with respect to the $0.4868 and $0.295 warrants are expected to be further adjusted pursuant to the anti-dilution provisions therein, as a result of any further issuance of common shares.

The Company was committed to issue to these third party previous lenders warrants exercisable into 349,522 Exchangeable Shares at an exercise price of $0.23 per share for a period ending March 21, 2017. During the year ended December 31, 2015, the Company issued these warrants.

Reclassification of Fair Value

As the Company does not have sufficient authorized shares of common stock to cover its warrants issued; a valuation of these warrants was done at March 31, 2018 and the resulting liability of $1,394,164 has been recorded in the consolidated balance sheets as shares to be issued, stock options and warrants. The 400,014 warrants at an exercise price of $0.25 issued in connection to the warrant transaction to the broker were not included in the fair value remeasurement, because there is sufficient capital to convert them into common stock if exercised.

Exercise Price ($)	Number of Warrants	Expiry Date	Expected life (years)	Risk free rate	Dividend rate	Forfeiture rate	Expected volatility	Remeasured fair value
0.6	2,348,587	31-Mar-23	5	1.59%	0%	0%	135%	116,142
0.4868	15,603,103	26-Feb-19	0.92	1.59%	0%	0%	135%	100,281
0.4868	3,265,093	27-Mar-19	1	1.59%	0%	0%	135%	24,815
0.4868	871,813	31-Mar-19	1	1.59%	0%	0%	135%	6,769
0.4868	6,759,081	21-Apr-19	1.08	1.59%	0%	0%	135%	58,358
0.4868	3,191,037	27-May-19	1.16	1.59%	0%	0%	135%	32,276
0.4868	3,117,199	30-Jun-19	1.25	1.59%	0%	0%	135%	36,116
0.2952	3,333,328	26-Feb-19	0.92	1.59%	0%	0%	135%	38,423
0.0625	9,603,842	14-Aug-22	4.38	1.59%	0%	0%	135%	593,355
0.0625	6,402,481	31-Mar-22	4	1.59%	0%	0%	135%	387,529
	54,495,564							1,394,164

Exchangeable share purchase warrants

In 2014, the Company repaid loans of $180,940 plus accrued interest of $12,138 owing to investors introduced by Pope and Co. As part of this transaction in March 2017, 174,759 warrants were exercised for proceeds of $40,195 and the remaining 174,763 warrants expired.